Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Provision for income taxes
PRC	$ 92	$ 347	$ 150
Deferred tax	115	277	178
Effective tax	$ 207	$ 624	$ 328